UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED INVESTMENT COMPANIES

Investment Company Act file number: 811-22340

DBlaine Investment Trust.
(Exact name of registrant as specified in charter)

806 Harvest Trail, Buffalo, MN 55313
(Address of principal executive offices) (Zip code)

Registrant's Telephone Number, including Area Code:  800-628-4077

CT Corporation System
1300 Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 628-4077

Date of fiscal year end: August 31st

Date of reporting period: February 28th

SEMI-ANNUAL REPORT

Dblaine Investment Trust
Dblaine Fund

February 28, 2010
(Unaudited)

Board of Trustees
David B. Welliver
Michael Ganley
Dawn Howe
Mary Cincotta
Mark Hengesteg
Erin Roth

Investment Adviser
Dblaine Capital, LLC
806 Harvest Trail
Buffalo, MN 55313

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
Commonwealth Fund Services, Inc.

Custodian
The Huntington National Bank

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Legal Counsel
Thompson Hine LLP

This report is provided for the general information of the shareholders of the Dblaine Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Dblaine Fund
           Portfolio Analysis
              February 28, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

[

	Dblaine Fund
	Schedule of Investments
	February 28, 2010 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 97.73%

Apparel - 2.70%
150	Coach, Inc.*	$ 5,466

Aerospace - 7.50%
80	General Dynamics Corp.	5,804
22	Lockheed Martin Corp.	1,711
136	Rockwell Collins, Inc.	7,654
		15,169
Auto & Truck Manufacturing - 0.93%
160	Ford Motor Co.*	1,878

Banks - 6.97%
250	Banco Bilbao Vizcaya Argentaria, S.A. (ADR)*	3,238
118	The Bank of Nova Scotia	5,361
96	National Bank of Canada*	5,501
		14,100
Broadcasting - 1.81%
108	Direct TV*	3,656

Computers - 16.04%
41	Apple, Inc.*	8,389
120	Cognizant Technology Solutions Corp.*	5,776
106	Hewlett-Packard Co.*	5,384
58	International Business Machines Corp.	7,375
192	Microsoft Corp.	5,505
		32,429
Distilling - 3.49%
108	Diageo Plc.*	7,050

Diversified Manufacturing - 2.78%
140	Honeywell International, Inc.	5,622

Department Stores - 0.80%
30	Wal-Mart Stores, Inc.*	1,622

Drugs - 3.43%
38	GlaxoSmithKline Plc. (ADR)	1,411
150	Merck & Co., Inc.*	5,532
		6,943
Electronics & Instruments - 3.93%
112	Research in Motion, Ltd.*	7,939

Fabricated Metals - 2.79%
50	Precision Casparts Corp.*	5,638

Insurance - 1.86%
76	Aflac, Inc.	3,758

Integrated International Oil - 2.45%
116	Petroleo Brasileiro (ADR)*	4,947

Medical Supplies & Equipment - 8.56%
24	Johnson & Johnson	1,512
150	Stryker Corp.*	7,965
160	Varian Medical Systems, Inc.*	7,835
		17,312
Oil Producers - 2.80%
36	CNOOC Ltd. (ADR)*	5,662

Oil Well Drilling - 3.89%
186	Noble Corp.*	7,860

Oil Well Equipment & Services - 6.15%
186	Baker Hughes, Inc.	8,913
86	Cameron International Corp.*	3,537
		12,450
Publishing - 2.77%
164	The McGraw-Hill Companies, Inc.	5,609

Specialty Retailers - 3.57%
88	Best Buy Co., Inc.	3,212
82	Ross Stores, Inc.	4,011
		7,223
Steel - 2.78%
172	Companhia Siderurgica Nacional (ADR)*	5,623

Telecommunications - 3.12%
90	Telefonica S.A. (ADR)*	6,316

Tobacco - 3.78%
380	Altria Group, Inc.*	7,646

Vending & Food Services - 2.83%
198	Sysco Corp.*	5,722

TOTAL FOR COMMON STOCKS (Cost $195,213) - 97.73%		197,640

SHORT TERM INVESTMENTS - 3.57%
7,214	Fidelity Institutional Money Market Fund - 0.26**	7,214

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $7,214) - 3.57%		7,214

TOTAL INVESTMENTS (Cost $202,427) - 101.30%		204,854

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.30)%		(2,624)

NET ASSETS - 100.00%		$ 202,230

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2010.

The accompanying notes are an integral part of these financial statements.

Dblaine Fund
Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $202,427)	$ 204,854
Receivables:
Dividends and Interest	254
Due from Advisor	5,561
Prepaid Expenses	582
Total Assets	211,251
Liabilities:
Payables:
Accrued Distribution and/or Service (12b-1) Fees	63
Other Accrued Expenses	8,958
Total Liabilities	9,021
Net Assets	$ 202,230

Net Assets Consist of:
Paid In Capital	$ 200,000
Accumulated Undistributed Net Investment Income	314
Accumulated Realized Loss on Investments	(511)
Unrealized Appreciation in Value of Investments	2,427
Net Assets, for 20,341 Shares Outstanding	$ 202,230

Class A:

Net Assets	$ 202,230

Shares outstanding (unlimited number of shares authorized with no par value)	20,341

Net Asset Value	$ 9.94

Maximum Offering Price Per Share ($9.94 / 95.00%)	$ 10.46

Short-term Redemption Price Per Share ($9.94 x 0.99) *	$ 9.84

* The Fund will impose a 1.00% redemption fee on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

Dblaine Fund
Statement of Operations
For the period ended February 28, 2010 (Unaudited)*

Investment Income:
Dividends	$ 304
Interest	10
Total Investment Income	314

Expenses:
Advisory Fees (Note 4)	147
Chief Compliance Officer Fees	3,600
Legal Fees	2,861
Transfer Agent Fees	2,707
Audit Fees	2,236
Custody Fees	730
Printing & Mailing Fees	116
Distribution Fees	61
Miscellaneous Fees	58
Registration Fees	13
Total Expenses	12,529
Fees Waived and Reimbursed by the Advisor (Note 4)	(12,529)
Net Expenses	0

Net Investment Income	314

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(511)
Net Change in Unrealized Appreciation on Investments	2,427
Realized and Unrealized Gain on Investments	1,916

Net Increase in Net Assets Resulting from Operations	$ 2,230

*For the period December 30, 2009 (commencement of operations)
through February 28, 2010

The accompanying notes are an integral part of these financial statements.

Dblaine Fund
Statements of Changes in Net Assets

(Unaudited)
Period Ended*
2/28/2010
Increase in Net Assets From Operations:
Net Investment Income	314
Net Realized Loss on Investments	(511)
Unrealized Appreciation on Investments	2,427
Net Increase in Net Assets Resulting from Operations	2,230

Capital Share Transactions (Note 5):
Proceeds from Sale of Class A Shares	200,000
Cost of Class A Shares Redeemed	-
Net Increase from Capital Share Transactions	200,000

Total Increase in Net Assets	202,230

Net Assets:
Beginning of Period	-

End of Period (including Undistributed Net Investment Income of $314)	$ 202,230

*For the period December 30, 2009 (commencement of operations)
through February 28, 2010

The accompanying notes are an integral part of these financial statements.

Dblaine Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(unaudited)
	For the
	Period Ended*
	2/28/2010

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.08)
Total from Investment Operations	(0.06)

Net Asset Value, at End of Period	$ 9.94

Total Return ***	-0.60%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 202

Before Waivers
Ratio of Expenses to Average Net Assets	48.91%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(47.68)%	(a)

After Waivers
Ratio of Expenses to Average Net Assets	0.00%	(a)
Ratio of Net Investment Income to Average Net Assets	1.23%	(a)

Portfolio Turnover	1.82%

*For the period December 30, 2009 (commencement of operations) through February 28, 2010
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
***Assumes reinvestment of dividends.
(a) Annualized

The accompanying notes are an integral part of these financial statements.

Dblaine Investment Trust
Dblaine Fund
Notes to Financial Statements
February 28, 2010 (Unaudited)

1.  ORGANIZATION

The Dblaine Fund (the “Fund”) is a diversified series of Dblaine Investment Trust, an Ohio business trust organized on September 28, 2009 (the “Trust”).  The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 28, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Board of Trustees has authorized that shares of the Fund may be offered in two classes:  Class A and Class C.  Each class differs as to sales charges and ongoing fees. Class A shares have a maximum sales charge of 5.00%. Class C shares are a no-load share class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.   The Fund is the only series currently authorized by the Trustees.  The investment advisor to the Fund is Dblaine Capital, LLC (the “Advisor”).

The investment objective of the Fund is to seek growth and income.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Trust in connection with the organization, offering and initial registration of the Trust, principally professional fees, were paid on behalf of the Trust by the Advisor and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$197,640	-	-	$ 197,640
Short-Term Investments	7,214	-	-	7,214
Total	$204,854	-	-	$204,854

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of dept securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as Level 2 or Level 3, when appropriate.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: Dblaine Capital, LLC serves as investment advisor to the Fund.  Subject to the authority of the Board of Trustees, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.60% for Class A and Class C shares of the average daily net assets of the Fund during the term of the Management Agreement.

For the period ended February 28, 2010, the Advisor earned fees from the Fund of $147 before the waiver/reimbursement described below. The Advisor has voluntarily agreed to waive management fees and/or reimburse expenses to the Fund to limit the overall expense ratio (excluding brokerage commissions, underlying fund fees and expenses and extraordinary expenses) of the Fund. The Advisor was not required to waive or reimburse fees for the period ended February 28, 2010.  For the period ended February 28, 2010, the Advisor earned and voluntarily waived advisory fees of $147 and voluntarily reimbursed expenses of $12,382.

5.  CAPITAL SHARE TRANSACTIONS

At February 28, 2010, paid in capital amounted to $200,000 for Class A shares of the Fund.   Transactions in capital stock were as follows:

Dblaine Fund Class A
	Period Ended 2/28/2010*
	Shares	Amount
Shares sold	20,341	$200,000
Shares issued in reinvestment of dividends	0	0
Shares redeemed	0	0
Net increase	20,341	$200,000

*For the period December 30, 2009 (commencement of operations) through February 28, 2010

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2010, 49.16% of the Fund shares are owned by the Advisor and 50.84% of the Fund shares are owned by Anthony Hertl.  An officer of the Adviser is also an officer of the Trust.

7.  DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan ("12b-1 Plan" or "Plan"), pursuant to which the Fund pays the Fund's distributor an annual fee for distribution and shareholder servicing expenses of 0.25% and 1.00% of the Fund's average daily net assets attributable to Class A and Class C shares, respectively.  For the period ended February 28, 2010, Class A incurred 12b-1 expenses of $61 and Class C incurred 12b-1 expenses of $0.

8.  SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

Dblaine Investment Trust
Dblaine Fund
Notes to Financial Statements
February 28, 2010 (Unaudited)

SUPPLEMENTAL INFORMATION (unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 628-4077 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 628-4077.

2009 Board Deliberations Regarding Approval of Advisory Agreement:

In connection with a regular meeting held on November 30, 2009, the Board of the Trust, including a majority of the Independent Trustees, discussed the renewal of advisory agreement between Dblaine Capital, LLC (the “Adviser” ) and the Dblaine Investment Trust on behalf of the Dblaine Fund (the “Advisory Agreement”).

The Trustees reviewed the proposed Management Agreement between the Trust and the Adviser, copies of which had previously been supplied to the Trustees for their review.  As to the Adviser’s business and qualifications of its personnel, the Trustees examined a copy of the Adviser’s registration statement on Form ADV and discussed the experience of the proposed portfolio manager.  The Trustees noted that the Adviser is not affiliated with the transfer agent or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Adviser informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustees noted that the Adviser could be compensated under the proposed Rule 12b-1 Plans.

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Trustees also considered that the Adviser would determine or arrange for others to determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Trustees noted the Adviser would furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Adviser deems to be desirable.  The Trustees then considered that the Adviser would pay the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members or stockholders of the Adviser and will make available, without expense to the Fund, the services of such of the Adviser’s employees as may duly be elected trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law.  The Trustees noted that notwithstanding the foregoing, the Adviser is not obligated to pay the compensation or expenses of the Trust’s Chief Compliance Officer, regardless of whether the Chief Compliance Officer is affiliated with the Adviser.  The Trustees also noted that the Adviser would pay all advertising, promotion and other distribution expenses incurred in connection with the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Adviser had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as the federal securities laws.

The Trustees next considered the scope of the services to be provided by the Adviser, and noted that the Adviser is responsible for maintaining and monitoring the compliance programs for the Fund.  The Trustees considered the investment experience the President of the Adviser, as well as the quality of the administrative services that they expect to receive from the President of the Adviser.  The President indicated that he would consider hiring a trader or a Chief Compliance Officer for the Adviser as the Fund grows, but indicated that the believed the services as proposed were currently adequate.  The Trustees concluded that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement were consistent with the Board’s expectations.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  The Trustees reviewed the performance of other accounts managed by the President of the Adviser and concluded that the performance was very good.

As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed the Adviser’s estimates of its profitability and its financial condition based on an assumption that the Fund had $50 million in assets under management, and discussed the same with the President of the Adviser.  Based on their review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Adviser and compared those fees to the expense ratios of funds in a peer group of large cap value funds.  The President of the Adviser indicated that based on the data provided by Lipper, the average management fee for the top 25 value funds over the last three years was 0.87%.  The Trustees concluded that the Fund’s management fee was very reasonable and competitive in light of the quality of services the Fund expected to receive from the Adviser and the level of fees paid by funds in the peer groups.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with a Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

In response to an inquiry from the Board, the President of the Adviser discussed the Adviser’s plans for marketing the Fund.  He also addressed an inquiry from the Board regarding disaster recovery, indicating that he would download information related to the Fund’s operations daily so that it would be available.  In addition, the President of the Adviser indicated that if for some reason he was unable to perform his duties as portfolio manager, he was documenting the entire investment model so that it would be available in the event the Fund had to hire a new portfolio manager.

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to approve the Advisory Agreement.

Dblaine Fund

EXPENSE ILLUSTRATION
FEBRUARY 28, 2010 (UNAUDITED)

Expense Example

As a shareholder of the Dblaine Fund, you incur ongoing costs which consist solely of management fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, December 30, 2009 (commencement of operations) through February 28, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of ongoing different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Dblaine Fund

EXPENSE ILLUSTRATION
FEBRUARY 28, 2010 (UNAUDITED)

Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 30, 2009	February 28, 2010	December 30, 2009 (commencement of operations) to February 28, 2010

Actual	$1,000.00	$1,002.02	$0.00
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,008.22	$0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the one-half year period).

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification  of  Principal  Executive  Officer  and  Principal  Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): DBlaine Investment Trust

By:   /s/ David Welliver
         David Welliver
         President

Date:  September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ David Welliver
         David Welliver
         President and Principal Financial Officer

Date: September 24, 2010